Investment in Associate Company - Summary of Movements in Investment in Associates (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Significant Investments In Associates [Abstract]
Net assets of associate	$ 1,270,339
Beginning balance	0
Proportion of the interest sharing the losses of associate	444,619
Loss of interest at the date of dilution of shares in the associate	50,108
Ending balance	$ 494,728